Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 74	$ 70
Other receivables	27	11
Security deposit	36	28
Prepaid assets	16	16
Bond Deposits	500	500
Total current assets	653	625
Property and equipment	1	2
Operating lease right-of-use asset, net	0	0
Total assets	654	627
Current liabilities
Accounts payable and accrued liabilities	4,143	3,050
Advances, related Party	3,286	750
Operating lease liability due within one year	0	0
Total current liabilities	7,429	3,800
Total liabilities	7,429	3,800
Equity
Share capital - unlimited authorized shares at no par value 94,540 and 93,540 shares outstanding at December 31, 2024 and 2023, respectively	173,876	173,816
Share capital subscription receivable	0	0
Share capital payable	3,811	3,209
Additional paid-in capital	28,012	27,784
Accumulated deficit	(212,474)	(207,982)
Total Stockholders' equity (deficit)	(6,775)	(3,173)
Total liabilities and stockholders' equity	$ 654	$ 627